Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future rental payments required under total noncancelable operating leases
2018	$ 45
2019	34
2020	25
2021	21
2022	16
Thereafter	67
Lease expense for all operating leases	$ 77	$ 57	$ 66